Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	Stark Beneficial, Inc.
Entity Central Index Key	0001551454
Document Type	8-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company